February 4, 2000
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re:  Merrill Lynch Intermediate Government
	    Bond Fund Post-Effective Amendment No.
            17 to the Registration Statement on Form
            N-1A (Securities Act File No. 33-8708
	    Investment Company Act File No. 811-4839)

Ladies and Gentlemen:

           Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch
        Intermediate Government Bond Fund (the "Fund") hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 17 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

   (2) the text of Post-Effective Amendment No.17 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
       Commission on February 1, 2000.

				 Very truly yours,

	     Merrill Lynch Intermediate Government Bond Fund

		By:       Terry K. Glenn /s/
		      _________________________
			  Terry K. Glenn
		      	    President